Land use right, net	12 Months Ended
Dec. 31, 2024
ZHEJIANG TIANLAN
Land use right, net
11.	Land use right, net

	December 31,
	2024	2023
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,811)	(2,662)

Net carrying amount	4,550	4,699

	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Amortization expense	149	180	150

At December 31, 2024, the land use right pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB1,326,000 (2023: RMB1,371,000).

As December 31, 2024, estimated future land use right amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2025	149
2026	149
2027	149
2028	149
2029	149
Thereafter	3,805

Total	4,550